Share-Based Compensation (Details 1)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of options, Outstanding, Beginning | shares	11,550,213	11,759,503	12,156,503
Number of options, Granted | shares	4,320,000	130,710
Number of options, Exercised | shares			(37,000)
Number of options, Forfeited | shares	(7,680,213)	(340,000)	(360,000)
Number of options, Outstanding, Ending | shares	8,190,000	11,550,213	11,759,503
Number of options, Exercisable | shares	5,310,000	10,979,503	8,653,010
Weighted Average Exercise price, Outstanding, Beginning | $ / shares	$ 0.77	$ 0.75	$ 0.75
Weighted Average Exercise price, Granted | $ / shares	0.69	0.05
Weighted Average Exercise price, Exercised | $ / shares			0.49
Weighted Average Exercise price, Forfeited | $ / shares	0.75	0.54	0.81
Weighted Average Exercise price, Outstanding, Ending | $ / shares	0.73	0.77	0.75
Weighted Average Exercise price, Exercisable | $ / shares	$ 0.75	$ 0.78	$ 0.74